Sales of Goods - Schedule of Sales of Goods (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segments
Sale of cement, concrete, pavement, mortar and precast	S/ 2,064,674	S/ 1,906,849	S/ 1,850,238
Sale of construction supplies	41,745	56,873	74,096
Sale of other	10,464	14,349	25,741
Goods and services transferred at a point in time	2,082,043	1,890,481	1,929,019
Services transferred over time	34,840	87,590	21,056
Total revenues from contracts with customers	2,116,883	1,978,071	1,950,075
Cement [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast	1,745,234	1,605,472	1,642,420
Sale of construction supplies
Sale of other
Goods and services transferred at a point in time	1,745,234	1,605,472	1,642,420
Services transferred over time
Total revenues from contracts with customers	1,745,234	1,605,472	1,642,420
Concrete, Pavement and Mortar [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast	288,420	271,276	182,278
Sale of construction supplies
Sale of other
Goods and services transferred at a point in time	254,090	183,686	161,222
Services transferred over time	34,330	87,590	21,056
Total revenues from contracts with customers	288,420	271,276	182,278
Precast [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast	31,020	30,101	25,540
Sale of construction supplies
Sale of other
Goods and services transferred at a point in time	31,020	30,101	25,540
Services transferred over time
Total revenues from contracts with customers	31,020	30,101	25,540
Construction Supplies [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast
Sale of construction supplies	41,745	56,873	74,096
Sale of other
Goods and services transferred at a point in time	41,745	56,873	74,096
Services transferred over time
Total revenues from contracts with customers	41,745	56,873	74,096
Other [Member]
Segments
Sale of cement, concrete, pavement, mortar and precast
Sale of construction supplies
Sale of other	10,464	14,349	25,741
Goods and services transferred at a point in time	9,954	14,349	25,741
Services transferred over time	510
Total revenues from contracts with customers	S/ 10,464	S/ 14,349	S/ 25,741